ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Tangible assets	$ 7,235,441	$ 9,100,553	$ 8,973,952
Intangible assets	17,531,081	21,470,718
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	4,730,242	6,154,168	$ 5,998,291
Intangible assets	17,531,081	21,470,718
Colombia | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	4,173,701	4,247,082
Intangible assets	14,239,986	12,710,562
Panama | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	431,409	543,798
Intangible assets	334,463	6,461,575
Costa Rica | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets		473,800
Intangible assets		190,684
Guatemala | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets		178,901
Intangible assets		28,289
Peru | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	124,953	85,953
Intangible assets	2,956,379	2,000,115
Other countries | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	179	624,634
Intangible assets	$ 253	$ 79,493